Nature of Operations and Organization - Schedule of Reconciliation of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract liabilities, beginning of period	$ 1,515	$ 1,941
Deposits acquired from 2024 Business Combination	4,628	0
Deposits Received	11,497	6,010
Revenue recognized	(9,638)	(6,436)
Contract liabilities, end of period	$ 8,002	$ 1,515